UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


             Investment Company Act file number   811-09165
                                                -------------


                            Kelmoore Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       2465 East Bayshore Road, Suite 300
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2465 East Bayshore Road, Suite 300
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        registrant's telephone number, including area code: 800-486-3717
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.



================================================================================
                         The Kelmoore Strategy(R) Funds
================================================================================










                                   [PICTURE]







                               SEMI-ANNUAL REPORT

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund
                ------------------------------------------------
                                  JUNE 30, 2006

Dear Shareholders,

The year began with a bang. Investors anticipated another quarter of double-digit earnings growth and an eventual end to the Federal Reserve's campaign to raise rates, signaling that inflation is under control and without spinning the economy into recession. Earnings did not disappoint in Q1, but during the void between earnings seasons the continued mixed messages coming from the Fed did not help as major market indexes generally trended sideways through April until Q2 earnings fueled enthusiasm again. Corporations generally met or exceeded analyst expectations again in Q2, but many executives sounded more cautious about the future on their conference calls. At the same time, Fed comments sounded more and more hawkish.

In response, the market, which had not had a meaningful correction in some time, began to work off investor optimism as the best performing equities over the past six months were sold, presumably to lock in gains in the face of uncertainty. The correction was most pronounced in the technology sector, which was also grappling with uncertainty from options back-dating issues and its potential effect on previous earnings releases. As the correction gathered momentum, short-term realized volatility pushed implied volatility (as measured by the VIX(R) and VXN(SM)) on the S&P 500(R) Index and the NASDAQ Composite to three year and sixteen month highs, respectively. Many of the large U.S. oil companies continued to benefit from near record oil prices throughout the period and their share prices generally reflected investor optimism for future profits. Given that a couple of the largest U.S. oil companies combine to make up nearly nine percent of the S&P 100(R) Index, their share prices helped to mitigate the decline that was more pronounced on the technology-heavy NASDAQ Composite. Price to earnings ratios for both the S&P 100(R) and the NASDAQ Composite continue a general trend of contraction that began over six years ago.

THE KELMOORE STRATEGY(R) FUND (C share) returned 1.31% for the period as compared to the S&P 100(R) Index return of 2.8% and the CBOE S&P 500 BuyWrite Index (BXM(SM)) return of 4.88%. The Fund had net assets of $125.9 million as of the end of the period. The Fund benefited from exposure to large U.S. oil companies, which tended to hold up better than many other sectors, and was adversely affected by exposure to technology equities.

THE KELMOORE STRATEGY(R) EAGLE FUND (C share) returned -6.14% for the period as compared with the NASDAQ Composite return of -1.08% and the BXM(SM) return of 4.88%. The Fund had net assets of $179.2 million as of the end of the period. The Fund was adversely affected by the pronounced sell off from peak to trough in the technology sector, uncertainty over options back dating in several of the Fund's holdings, and the continued low level of implied volatility in the options market for most of the period.

THE KELMOORE STRATEGY(R) LIBERTY FUND (C share) returned 2.03% for the period as compared to the S&P 100(R) Index return of 2.8% and the BXM(SM) return of 4.88%. The Fund had net assets of $47.5 million as of the end of the period. The Fund benefited from sector diversification, including exposure to a few of the largest U.S. oil companies, and was adversely affected by the sharpness of the general sell off that began in May.

The U.S. equity markets have battled record high oil prices, war, and an unprecedented string of consecutive rate increases by the Federal Reserve. Until recently domestic equity markets had held up well. Even the six-year under-performance of large-cap U.S. equities showed some evidence of reversing course during the period. In general, option premiums as measured by implied volatility expanded during the period, although the expansion was mostly back-end loaded. Portfolio management at Kelmoore is expanding the number of equities held in each of the Funds in the coming period to lower exposure to individual equities while seeking to benefit from generally higher option premiums.

I look forward to writing to you again when we publish our annual report for the year ending December 31, 2006.

Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
President, The Kelmoore Strategy(R) Funds

PERFORMANCE QUOTED IS FOR CLASS C. RETURNS FOR CLASS A WERE LOWER WITH THE FRONT-END SALES CHARGE TAKEN INTO ACCOUNT AND HIGHER WITHOUT DEDUCTING FOR THE SALES CHARGE. PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE ONLINE AT WWW.KELMOORE.COM.

CBOE S&P 500 BUYWRITE INDEX BXM(SM) IS A SERVICE MARK OF THE CBOE(R). CBOE(R) AND VIX(R) ARE REGISTERED TRADEMARKS AND VXN(SM) IS A REGISTERED SERVICE MARK OF CHICAGO BOARD OPTIONS EXCHANGE, INC. S&P 100(R) AND S&P 500(R) ARE REGISTERED TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. NASDAQ(R) IS A REGISTERED TRADEMARK OF THE NASDAQ STOCK MARKET, INC.

================================================================================

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES (UNAUDITED)                            JUNE 30, 2006
================================================================================


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs paid by shareholders, which include sales charges (loads) on purchase payments (applicable to Class A shares only); and (2) ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period of January 1, 2006 through June 30, 2006. Transaction costs paid by the funds, including brokerage commissions on equity and options transactions paid by the funds to affiliated and non-affiliated broker-dealers, are treated as costs of acquiring of disposing of assets and thus are not reflected in the expense examples below or the funds' expense ratios.

This table illustrates your fund's costs in two ways:

ACTUAL: This section provides information about actual account values and actual expenses and helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL (5% RETURN BEFORE EXPENSES): This section is intended to help you compare your fund's costs with those of other mutual funds. It provides information about hypothetical account values and hypothetical expenses assuming that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. Therefore, the hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

================================================================================

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES (UNAUDITED)                            JUNE 30, 2006
================================================================================

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs paid by shareholders such as sales charges (loads). Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher for Class A shares.


                                                 BEGINNING           ENDING                        EXPENSES PAID
                                               ACCOUNT VALUE     ACCOUNT VALUE      EXPENSE        DURING PERIOD
                                                  01/01/06          06/30/06       RATIO(1)     01/01/06-06/30/06(2)
                                               -------------     -------------     --------     --------------------
KELMOORE STRATEGY(R) FUND
------------------------------------------
ACTUAL
Class C ..................................      $ 1,000.00        $ 1,013.10          2.83%           $ 14.30
Class A ..................................      $ 1,000.00        $ 1,017.00          2.08%           $ 10.51

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class C ..................................      $ 1,000.00        $ 1,010.59          2.83%           $ 14.29
Class A ..................................      $ 1,000.00        $ 1,014.39          2.08%           $ 10.49

KELMOORE STRATEGY(R) EAGLE FUND
------------------------------------------
ACTUAL
Class C ..................................      $ 1,000.00        $   938.60          2.74%           $ 13.29
Class A ..................................      $ 1,000.00        $   941.30          1.98%           $  9.66

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class C ..................................      $ 1,000.00        $ 1,011.10          2.74%           $ 13.79
Class A ..................................      $ 1,000.00        $ 1,014.87          1.98%           $ 10.02

KELMOORE STRATEGY(R) LIBERTY FUND
------------------------------------------
ACTUAL
Class C ..................................      $ 1,000.00        $ 1,020.20          3.00%           $ 15.19
Class A ..................................      $ 1,000.00        $ 1,023.90          2.25%           $ 11.42

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class C ..................................      $ 1,000.00        $ 1,009.77          3.00%           $ 15.12
Class A ..................................      $ 1,000.00        $ 1,013.53          2.25%           $ 11.36

------------------
(1)  Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

================================================================================

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2006
================================================================================

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
--------------------------------------------------------------
1. TECHNOLOGY ................................................             26.1%
2. RESOURCES .................................................             19.3
3. MANUFACTURING .............................................             14.9
4. CONSUMER GOODS ............................................             14.2
5. COMMUNICATIONS ............................................             13.1
6. FINANCIAL SERVICES ........................................             12.4
                                                                          -----
                                                                          100.0%
                                                                          =====


                                                                      Value
 Shares                                                              (Note 1)
--------                                                           ------------
COMMON STOCKS -- 100.3%
                 COMMUNICATIONS -- 13.3%
100,000          eBay, Inc.+ .................................     $  2,929,000
 25,000          Google, Inc., Class A+ ......................       10,483,250
100,000          Yahoo!, Inc.+ ...............................        3,300,000
                                                                   ------------
                                                                     16,712,250
                                                                   ------------
                 CONSUMER GOODS -- 14.4%
100,000          Amgen, Inc.+ ................................        6,523,000
 54,600          Genentech, Inc.+ ............................        4,466,280
100,000          Gilead Sciences, Inc.+ ......................        5,916,000
 50,000          Pfizer, Inc. ................................        1,173,500
                                                                   ------------
                                                                     18,078,780
                                                                   ------------
                 FINANCIAL SERVICES -- 12.6%
100,000          American International Group, Inc. ..........        5,905,000
 75,000          Merrill Lynch & Co., Inc. ...................        5,217,000
 75,000          Morgan Stanley ..............................        4,740,750
                                                                   ------------
                                                                     15,862,750
                                                                   ------------
                 MANUFACTURING -- 14.7%
250,000          General Motors Corp. ........................        7,447,500
100,000          Tyco International, Ltd. ....................        2,750,000
125,000          Valero Energy Corp. .........................        8,315,000
                                                                   ------------
                                                                     18,512,500
                                                                   ------------


                                                                       Value
 Shares                                                              (Note 1)
--------                                                           ------------
                 RESOURCES -- 19.6%
 75,000          ConocoPhillips ..............................     $  4,914,750
155,000          Devon Energy Corp. ..........................        9,363,550
140,000          Halliburton Co. .............................       10,389,400
                                                                   ------------
                                                                     24,667,700
                                                                   ------------
                 TECHNOLOGY -- 25.7%
200,000          Apple Computer, Inc.+ .......................       11,424,000
150,000          Broadcom Corp., Class A+ ....................        4,507,500
450,000          Intel Corp. .................................        8,527,500
100,000          Marvell Technology Group, Ltd.+ .............        4,433,000
150,000          Microsoft Corp. .............................        3,495,000
                                                                   ------------
                                                                     32,387,000
                                                                   ------------
                 TOTAL COMMON STOCKS -- 100.3%
                 (Cost $138,796,563) .........................      126,220,980
                                                                   ------------
WARRANTS -- 0.0%#
 (Cost $0)
                 COMMUNICATIONS -- 0.0%#
 36,415          Lucent Technologies, Inc.+ ..................            9,832
                                                                   ------------
                 TOTAL INVESTMENTS -- 100.3%
                 (Cost $138,796,563) .........................      126,230,812
                                                                   ------------

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)                 JUNE 30, 2006
================================================================================

Number of
Contract Shares                          Expiration      Strike        Value
Subject to Call                             Date         Price       (Note 1)
---------------                          ----------     -------    ------------
CALL OPTIONS WRITTEN -- (2.6)%++
             COMMUNICATIONS -- (0.5)%
100,000      eBay, Inc. ...............    07/22/06     $ 30.00       $(105,000)
 25,000      Google, Inc.,
             Class A ..................    07/22/06      410.00        (500,000)
                                                                   ------------
                                                                       (605,000)
                                                                   ------------
             CONSUMER GOODS -- (0.5)%
100,000      Amgen, Inc. ..............    07/22/06       65.00        (206,000)
 54,600      Genentech, Inc. ..........    07/22/06       80.00        (180,180)
100,000      Gilead Sciences,
             Inc. .....................    07/22/06       57.50        (300,000)
                                                                   ------------
                                                                       (686,180)
                                                                   ------------
             FINANCIAL SERVICES -- (0.4)%
100,000      American
             International
             Group, Inc. ..............    08/19/06       60.00        (125,000)
 75,000      Merrill Lynch &
             Co., Inc. ................    08/19/06       70.00        (168,750)
 75,000      Morgan Stanley ...........    07/22/06       60.00        (262,500)
                                                                   ------------
                                                                       (556,250)
                                                                   ------------
             MANUFACTURING -- (0.2)%
100,000      General Motors
             Corp. ....................    07/22/06       30.00        (140,000)
125,000      Valero Energy
             Corp. ....................    08/19/06       75.00        (106,250)
                                                                   ------------
                                                                       (246,250)
                                                                   ------------


Number of
Contract Shares                          Expiration      Strike        Value
Subject to Call                             Date         Price       (Note 1)
---------------                          ----------     -------    ------------

             RESOURCES -- (0.8)%
 75,000      ConocoPhillips ...........    07/22/06     $ 65.00    $   (150,000)
 75,500      Devon Energy
             Corp. ....................    07/22/06       60.00        (177,425)
 80,000      Devon Energy
             Corp. ....................    08/19/06       60.00        (320,000)
 40,000      Halliburton Co. ..........    07/22/06       72.50        (140,000)
100,000      Halliburton Co. ..........    08/19/06       80.00        (190,000)
                                                                   ------------
                                                                       (977,425)
                                                                   ------------
             TECHNOLOGY -- (0.2)%
150,000      Broadcom Corp.,
             Class A ..................    07/22/06       30.00        (247,500)
                                                                   ------------
             TOTAL CALL OPTIONS WRITTEN
              (Premiums received $1,860,465)....................     (3,318,605)
                                                                   ------------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- 2.3% ............................................      2,932,349
                                                                   ------------
NET ASSETS -- 100.0% ...........................................   $125,844,556
                                                                   ============

---------------------------------------
+Non-income producing security.
++All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.1% of total net assets.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2006
================================================================================

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
---------------------------------------------------------------
1. TECHNOLOGY .................................................            49.5%
2. COMMUNICATIONS .............................................            35.1
3. CONSUMER GOODS .............................................            15.4
                                                                          -----
                                                                          100.0%
                                                                          =====


                                                                      Value
 Shares                                                              (Note 1)
--------                                                           ------------
COMMON STOCKS -- 100.4%
                   COMMUNICATIONS -- 35.0%
  150,000          eBay, Inc.+. .............................      $  4,393,500
  700,000          Juniper Networks, Inc.+ ..................        11,193,000
  500,000          Lucent Technologies, Inc.+ ...............         1,210,000
  100,000          Motorola, Inc. ...........................         2,015,000
1,500,000          Sirius Satellite Radio, Inc.+ ............         7,125,000
  700,000          Symantec Corp.+ ..........................        10,878,000
1,500,000          TIBCO Software, Inc.+ ....................        10,575,000
  600,000          XM Satellite Radio Holdings, Inc.,
                   Class A+ .................................         8,790,000
  200,000          Yahoo!, Inc.+ ............................         6,600,000
                                                                   ------------
                                                                     62,779,500
                                                                   ------------
                   CONSUMER GOODS -- 15.5%
  100,000          Amgen, Inc.+ .............................         6,523,000
  100,000          Genentech, Inc.+ .........................         8,180,000
  150,000          Gilead Sciences, Inc.+ ...................         8,874,000
  100,000          Under Armour, Inc., Class A+ .............         4,262,000
                                                                   ------------
                                                                     27,839,000
                                                                   ------------
                   TECHNOLOGY -- 49.9%
  250,000          Apple Computer, Inc.+ ....................        14,280,000
  250,000          Broadcom Corp., Class A+ .................         7,512,500
  200,000          Creative Technology, Ltd. ................         1,120,000
  193,100          Electronic Arts, Inc.+ .. ................         8,311,024
  150,000          F5 Networks, Inc.+ .......................         8,022,000
  500,000          Intel Corp. ..............................         9,475,000
  250,000          Marvell Technology Group, Ltd.+ ..........        11,082,500
  100,000          Network Appliance, Inc.+ .................         3,530,000
  300,000          Rackable Systems, Inc.+ ..................        11,847,000


                                                                      Value
 Shares                                                              (Note 1)
--------                                                           ------------
  200,000          SanDisk Corp.+ ...........................      $ 10,196,000
  950,000          Sun Microsystems, Inc.+ ..................         3,942,500
                                                                   ------------
                                                                     89,318,524
                                                                   ------------
                   TOTAL INVESTMENTS -- 100.4%
                    (Cost $222,940,578) .....................       179,937,024
                                                                   ------------


Number of
Contract Shares                       Expiration     Strike
Subject to Call                          Date        Price
-----------------------------------   ----------     ------

CALL OPTIONS WRITTEN -- (0.6)%++
           CONSUMER GOODS -- (0.1%)
150,000    Gilead Sciences,
           Inc. ...................    07/22/06     $ 60.00            (210,000)
                                                                       --------
           TECHNOLOGY -- (0.5%)
250,000    Apple Computer,
           Inc. ...................    07/22/06       60.00            (337,500)
250,000    Broadcom Corp.,
           Class A ................    08/19/06       35.00            (187,500)
100,000    Marvell Technology
           Group, Ltd. ............    07/22/06       47.50             (50,000)
100,000    Marvell Technology
           Group, Ltd. ............    08/19/06       50.00            (130,000)
200,000    SanDisk Corp. ..........    07/22/06       55.00            (140,000)
                                                                       --------
                                                                       (845,000)
                                                                       --------
           TOTAL CALL OPTIONS WRITTEN
            (Premiums received $723,678) ....................        (1,055,000)
                                                                     ----------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- 0.2% .........................................           375,849
                                                                     ----------
NET ASSETS -- 100.0% ........................................      $179,257,873
                                                                   ============

---------------------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral.


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2006
================================================================================

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
-------------------------------------------------------------
1. CONSUMER GOODS ...........................................              48.0%
2. TECHNOLOGY ...............................................              22.6
3. FINANCIAL SERVICES .......................................              11.9
4. RESOURCES ................................................              10.1
5. MANUFACTURING ............................................               7.4
                                                                          -----
                                                                          100.0%
                                                                          =====



                                                                      Value
   Shares                                                            (Note 1)
  --------                                                         ------------
COMMON STOCKS -- 101.3%
               CONSUMER GOODS -- 48.8%
    40,000     Abbott Laboratories .........................       $  1,744,400
    25,000     Altria Group, Inc. ..........................          1,835,750
    40,000     Amgen, Inc.+ ................................          2,609,200
    45,000     Coca-Cola Co. (The) .........................          1,935,900
    20,000     Eli Lilly & Co. .............................          1,105,400
    35,000     Gilead Sciences, Inc.+ ......................          2,070,600
    25,000     Home Depot, Inc. ............................            894,750
     3,000     Hospira, Inc.+ ..............................            128,820
    50,000     Johnson & Johnson ...........................          2,996,000
     3,171     Medco Health Solutions, Inc.+ ...............            181,635
    30,000     Merck & Co., Inc. ...........................          1,092,900
    25,000     PepsiCo, Inc. ...............................          1,501,000
    40,000     Pfizer, Inc. ................................            938,800
    25,000     Procter & Gamble Co. ........................          1,390,000
    57,500     Wal-Mart Stores, Inc. .......................          2,769,775
                                                                   ------------
                                                                     23,194,930
                                                                   ------------
               FINANCIAL SERVICES -- 12.1%
    25,000     American International Group, Inc. ..........          1,476,250
       100     Bank of America Corp. .......................              4,810
    10,000     Goldman Sachs Group, Inc. ...................          1,504,300
    12,000     Merrill Lynch & Co., Inc. ...................            834,720
    30,000     Morgan Stanley ..............................          1,896,300
       700     Wachovia Corp. ..............................             37,856
                                                                   ------------
                                                                      5,754,236
                                                                   ------------


                                                                      Value
   Shares                                                            (Note 1)
  --------                                                         ------------
               MANUFACTURING -- 7.5%
    45,000     General Electric Co. ........................       $  1,483,200
    75,000     Tyco International, Ltd. ....................          2,062,500
                                                                   ------------
                                                                      3,545,700
                                                                   ------------
               RESOURCES -- 10.4%
    20,000     Chevron Corp. ...............................          1,241,200
    15,000     ConocoPhillips ..............................            982,950
    20,000     Exxon Mobil Corp. ...........................          1,227,000
    20,000     Halliburton Co. .............................          1,484,200
                                                                   ------------
                                                                      4,935,350
                                                                   ------------
               TECHNOLOGY -- 22.5%
    40,000     Apple Computer, Inc.+ .......................          2,284,800
    50,000     Cisco Systems, Inc.+ ........................            976,500
     1,700     Dell, Inc.+ .................................             41,497
   140,000     Intel Corp. .................................          2,653,000
    25,000     International Business Machines Corp.                  1,920,500
   120,000     Microsoft Corp. .............................          2,796,000
     1,100     Texas Instruments, Inc. .....................             33,319
                                                                   ------------
                                                                     10,705,616
                                                                   ------------
               TOTAL INVESTMENTS -- 101.3%
                (Cost $51,822,962) .........................         48,135,832
                                                                   ------------

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)                 JUNE 30, 2006
================================================================================

Number of
Contract Shares                         Expiration     Strike          Value
Subject to Call                            Date        Price         (Note 1)
--------------------------------------- ----------    --------     ------------
    CALL OPTIONS WRITTEN -- (1.6)%++
         CONSUMER GOODS -- (0.9%)
40,000     Abbott Laboratories ........  08/19/06     $  42.50     $    (72,000)
25,000     Altria Group, Inc. .........  07/22/06        75.00          (27,250)
45,000     Coca-Cola Co. (The) ........  07/22/06        42.50          (49,500)
20,000     Eli Lilly & Co. ............  08/19/06        55.00          (38,000)
35,000     Gilead Sciences, Inc. ......  08/19/06        60.00          (94,500)
50,000     Johnson & Johnson ..........  07/22/06        60.00          (42,500)
30,000     Merck & Co., Inc. ..........  08/19/06        35.00          (69,000)
25,000     PepsiCo, Inc. ..............  08/19/06        60.00          (36,250)
25,000     Procter & Gamble Co.          07/22/06        60.00           (1,250)
57,500     Wal-Mart Stores,
           Inc.  ......................  08/19/06        50.00          (36,225)
                                                                   ------------
                                                                       (466,475)
                                                                   ------------
           FINANCIAL SERVICES -- (0.3%)
25,000     American International
           Group, Inc. ................  11/18/06        65.00          (22,500)
10,000     Goldman Sachs
           Group, Inc. ................  07/22/06       150.00          (36,000)
25,000     Morgan Stanley .............  07/22/06        60.00          (87,500)
                                                                   ------------
                                                                       (146,000)
                                                                   ------------


Number of
Contract Shares                         Expiration     Strike          Value
Subject to Call                            Date        Price         (Note 1)
--------------------------------------- ----------    --------     ------------
           MANUFACTURING -- (0.1%)
45,000     General Electric Co. .......  07/22/06     $  32.50     $    (42,750)
                                                                   ------------
           RESOURCES -- (0.3%)
20,000     Chevron Corp. ..............  08/19/06        65.00          (20,000)
15,000     ConocoPhillips .............  08/19/06        70.00          (16,500)
20,000     Exxon Mobil Co. ............  07/22/06        60.00          (52,000)
20,000     Halliburton Co. ............  10/21/06        85.00          (51,000)
                                                                   ------------
                                                                       (139,500)
                                                                   ------------
         TOTAL CALL OPTIONS WRITTEN
          (Premiums received $511,959) .....................           (794,725)
                                                                   ------------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- 0.3% ........................................            155,221
                                                                   ------------
NET ASSETS -- 100.0% .......................................       $ 47,496,328
                                                                   ============

---------------------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST                                           JUNE 30, 2006
STATEMENTS OF ASSETS AND LIABILITIES                                 (UNAUDITED)
================================================================================

                                                                        Kelmoore         Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                    Strategy(R) Fund          Eagle Fund            Liberty Fund
                                                                   ------------------    --------------------   --------------------
ASSETS:
 Investments at market value (Cost $138,796,563, $222,940,578
  and $51,822,962, respectively) (Note 1) ......................      $ 126,230,812         $  179,937,024         $  48,135,832
 Cash ..........................................................                 --                266,231                    --
 Receivables:
   Premiums for options written ................................          1,711,069                723,678               447,411
   Investment securities sold ..................................          1,945,205                     --                    --
   Capital stock sold ..........................................            343,243                450,234                95,419
   Dividends and interest ......................................             23,272                  7,042                55,779
 Prepaid assets ................................................             37,329                 64,152                20,831
                                                                      -------------         --------------         -------------
   TOTAL ASSETS ................................................        130,290,930            181,448,361            48,755,272
                                                                      -------------         --------------         -------------
LIABILITIES:
 Payables:
   Cash overdraft ..............................................             59,523                     --               123,430
   Due to custodian ............................................             11,931                  3,094                    --
   Capital stock redeemed ......................................            700,484                669,877               204,628
   Advisory fees ...............................................            106,147                142,770                35,390
   Distribution fees (Class C) .................................             54,431                 65,026                17,329
   Distribution fees (Class A) .................................             14,037                 23,402                 6,152
   Other accrued expenses ......................................            181,216                231,319                77,290
 Option contracts written (Proceeds $1,860,465, $723,678 and
  $511,959, respectively) (Note 1) .............................          3,318,605              1,055,000               794,725
                                                                      -------------         --------------         -------------
   TOTAL LIABILITIES ...........................................          4,446,374              2,190,488             1,258,944
                                                                      -------------         --------------         -------------
NET ASSETS .....................................................      $ 125,844,556         $  179,257,873         $  47,496,328
                                                                      =============         ==============         =============
CLASS C SHARES:
 Applicable to 2,180,741, 7,090,269 and 412,896 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value ....................      $  61,989,297         $   73,213,840         $  19,682,420
                                                                      =============         ==============         =============
 Net asset value, offering and redemption price per
  Class C share ................................................      $       28.43         $        10.33         $       47.67
                                                                      =============         ==============         =============
CLASS A SHARES:
 Applicable to 2,071,962, 9,494,747 and 554,189 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value ....................      $  63,855,259         $  106,044,033         $  27,813,908
                                                                      =============         ==============         =============
 Net asset value and redemption price per Class A share ........      $       30.82         $        11.17         $       50.19
                                                                      =============         ==============         =============
 Offering price per Class A share (Net asset value - 0.945)* ...      $       32.61         $        11.82         $       53.11
                                                                      =============         ==============         =============
NET ASSETS CONSIST OF:
 Paid-in capital ...............................................      $ 298,754,181         $  232,679,545         $  56,415,986
 Undistributed net investment loss .............................           (711,981)            (2,269,501)             (205,731)
 Accumulated net realized loss on securities and options .......       (158,173,753)            (7,817,295)           (4,744,031)
 Net unrealized depreciation on securities and options .........        (14,023,891)           (43,334,876)           (3,969,896)
                                                                      -------------         --------------         -------------
NET ASSETS .....................................................      $ 125,844,556         $  179,257,873         $  47,496,328
                                                                      =============         ==============         =============

------------------
*Offering price includes sales charge of 5.50%.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
STATEMENTS OF OPERATIONS                               JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                                         Kelmoore       Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                    Strategy(R) Fund        Eagle Fund            Liberty Fund
                                                                    ----------------    --------------------   --------------------
INVESTMENT INCOME:
 Dividends .........................................................  $    932,000          $    170,300            $   450,225
 Interest ..........................................................        36,315                18,708                 20,142
                                                                      ------------          ------------            -----------
   Total Income ....................................................       968,315               189,008                470,367
                                                                      ------------          ------------            -----------
EXPENSES:
 Investment advisory fees (Note 3) .................................       689,218             1,074,132                264,124
 Distribution fees Class C (Note 3) ................................       327,986               435,780                109,093
 Distribution fees Class A (Note 3) ................................        90,308               159,588                 38,758
 Accounting fees ...................................................        36,774                41,325                 28,824
 Administration fees ...............................................        72,064                91,309                 38,831
 Custodian fees ....................................................        27,575                36,600                  8,022
 Insurance fees ....................................................        18,846                29,781                  7,364
 Miscellaneous expenses ............................................        34,190                48,165                 12,444
 Printing fees .....................................................        30,082                43,619                 12,534
 Professional fees .................................................        72,738               112,843                 27,815
 Registration fees .................................................        16,535                25,911                  8,845
 Transfer agent fees ...............................................       311,760               376,487                118,209
 Trustees' fees (Note 3) ...........................................         5,891                 9,139                  2,253
                                                                      ------------          ------------            -----------
   Total Expenses ..................................................     1,733,967             2,484,679                677,116
   Fee Waivers (Note 3) ............................................       (53,671)              (49,863)               (12,436)
   Recoupment of Prior Year Fee Waivers (Note 3) ...................            --                23,693                 11,418
                                                                      ------------          ------------            -----------
   Net Expenses ....................................................     1,680,296             2,458,509                676,098
                                                                      ------------          ------------            -----------
 Net investment loss ...............................................      (711,981)           (2,269,501)              (205,731)
                                                                      ------------          ------------            -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS:
 Net realized gain/(loss) from:
   Security transactions ...........................................     3,374,651            17,920,542              2,068,211
   Options .........................................................     5,380,132            (1,839,376)             1,830,098
 Net change in unrealized appreciation/(depreciation) on:
   Security transactions ...........................................    (2,997,405)          (23,840,718)            (2,085,745)
   Options .........................................................    (2,663,123)             (991,981)              (282,766)
                                                                      ------------          ------------            -----------
    Net realized and unrealized gain/(loss) on investments .........     3,094,255            (8,751,533)             1,529,798
                                                                      ------------          ------------            -----------
 Net increase/(decrease) in net assets resulting from operations ...  $  2,382,274          $(11,021,034)           $ 1,324,067
                                                                      ============          ============            ===========

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                    Kelmoore Strategy(R) Fund
                                                                    -----------------------------------------------------------
                                                                    Six Months Ended
                                                                     June 30, 2006       Ten Months Ended        Year Ended
                                                                      (Unaudited)       December 31, 2005     February 28, 2005
                                                                    ----------------    -----------------     -----------------
OPERATIONS:
 Net investment income/(loss) ..................................     $   (711,981)        $    (568,705)       $   1,726,755
 Net realized gain/(loss) on securities and options ............        8,754,783            17,692,342          (14,673,556)
 Net change in unrealized appreciation/(depreciation) on
  securities and options .......................................       (5,660,528)          (11,062,255)          (2,554,010)
                                                                     ------------         -------------        -------------
 Net increase/(decrease) in net assets resulting from operations        2,382,274             6,061,382          (15,500,811)
                                                                     ------------         -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class C .....................................................               --                    --             (407,971)
   Class A .....................................................               --                    --           (1,316,534)
 Realized capital gains:
   Class C .....................................................       (5,034,264)*          (7,047,514)                  --
   Class A .....................................................       (5,161,451)*          (7,593,807)                  --
 Tax return of capital:
   Class C .....................................................               --                    --          (12,938,013)
   Class A .....................................................               --                    --          (12,310,604)
                                                                     ------------         -------------        -------------
 Total distributions to shareholders ...........................      (10,195,715)          (14,641,321)         (26,973,122)
                                                                     ------------         -------------        -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C .....................................................       10,406,151            10,051,015           33,743,449
   Class A .....................................................        5,199,719            13,814,974           62,558,294
 Reinvestment of distributions:
   Class C .....................................................        2,591,512             3,846,364            8,350,687
   Class A .....................................................        2,545,896             3,771,587            7,010,161
 Cost of shares redeemed:
   Class C .....................................................      (13,704,919)          (32,628,554)         (45,284,719)
   Class A .....................................................      (19,073,921)          (36,599,696)         (63,280,667)
                                                                     ------------         -------------        -------------
 Increase/(decrease) in net assets derived from capital share
  transactions (a) .............................................      (12,035,562)          (37,744,310)           3,097,205
                                                                     ------------         -------------        -------------
TOTAL DECREASE IN NET ASSETS ...................................      (19,849,003)          (46,324,249)         (39,376,728)
                                                                     ------------         -------------        -------------
NET ASSETS:
 Beginning of period ...........................................      145,693,559           192,017,808          231,394,536
                                                                     ------------         -------------        -------------
 End of period .................................................     $125,844,556         $ 145,693,559        $ 192,017,808
                                                                     ============         =============        =============
 (a) Transactions in capital stock were:
   Shares sold:
    Class C ....................................................          348,155               330,239            9,475,090
    Class A ....................................................          161,528               418,290           17,017,405
   Shares issued through reinvestment of distributions:
    Class C ....................................................           86,952               125,716            2,270,878
    Class A ....................................................           79,021               114,219            1,802,411
   Shares redeemed:
    Class C ....................................................         (459,474)           (1,062,787)         (12,870,584)
    Class A ....................................................         (592,840)           (1,114,111)         (17,010,840)
   Shares reduced by 1-for-10 reverse stock split:
    Class C ....................................................               --                    --          (25,409,320)
    Class A ....................................................               --                    --          (27,508,949)
                                                                     ------------         -------------        -------------
 Decrease in shares outstanding ................................         (376,658)           (1,188,434)         (52,233,909)
                                                                     ============         =============        =============

------------------
*Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
================================================================================

                                                                                 Kelmoore Strategy(R) Eagle Fund
                                                                    -----------------------------------------------------------
                                                                    Six Months Ended
                                                                     June 30, 2006       Ten Months Ended        Year Ended
                                                                      (Unaudited)       December 31, 2005     February 28, 2005
                                                                    ----------------    -----------------     -----------------
OPERATIONS:
 Net investment loss ...........................................     $  (2,269,501)       $  (3,694,767)       $   (2,270,957)
 Net realized gain on securities and options ...................        16,081,166           23,025,611             1,367,092
 Net change in unrealized appreciation/(depreciation) on
  securities and options .......................................       (24,832,699)         (16,564,288)              923,298
                                                                     -------------        -------------        --------------
 Net increase/(decrease) in net assets resulting from operations       (11,021,034)           2,766,556                19,433
                                                                     -------------        -------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Realized capital gains:
   Class C .....................................................        (8,668,976)*         (8,430,945)             (569,291)
   Class A .....................................................       (11,824,224)*        (12,043,745)             (762,032)
 Tax return of capital:
   Class C .....................................................                --           (3,094,139)          (20,708,105)
   Class A .....................................................                --           (4,420,030)          (27,719,132)
                                                                     -------------        -------------        --------------
 Total distributions to shareholders ...........................       (20,493,200)         (27,988,859)          (49,758,560)
                                                                     -------------        -------------        --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C .....................................................         9,250,927           26,138,716            64,446,891
   Class A .....................................................        17,769,376           51,958,681           140,322,393
 Reinvestment of distributions:
   Class C .....................................................         5,203,933            7,150,286            13,913,161
   Class A .....................................................         5,608,674            7,824,471            14,230,223
 Cost of shares redeemed:
   Class C .....................................................       (20,117,030)         (39,202,657)          (21,875,791)
   Class A .....................................................       (36,183,569)         (72,226,049)          (55,291,704)
                                                                     -------------        -------------        --------------
 Increase/(decrease) in net assets derived from capital share
  transactions (a) .............................................       (18,467,689)         (18,356,552)          155,745,173
                                                                     -------------        -------------        --------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS                                (49,981,923)         (43,578,855)          106,006,046
                                                                     -------------        -------------        --------------
NET ASSETS:
 Beginning of period ...........................................       229,239,796          272,818,651           166,812,605
                                                                     -------------        -------------        --------------
 End of period .................................................     $ 179,257,873        $ 229,239,796        $  272,818,651
                                                                     =============        =============        ==============
 (a) Transactions in capital stock were:
   Shares sold:
    Class C ....................................................           781,965            2,016,217            42,552,533
    Class A ....................................................         1,389,114            3,872,779            88,893,493
   Shares issued through reinvestment of distributions:
    Class C ....................................................           443,757              609,037             8,772,199
    Class A ....................................................           444,387              577,431             8,623,692
   Shares redeemed:
    Class C ....................................................        (1,727,098)          (3,107,322)          (14,559,769)
    Class A ....................................................        (2,856,307)          (5,394,773)          (36,109,069)
   Shares reduced by 1-for-10 reverse stock split:
    Class C ....................................................                --                   --           (71,359,493)
    Class A ....................................................                --                   --          (100,116,023)
                                                                     -------------        -------------        --------------
 Decrease in shares outstanding ................................        (1,524,182)          (1,426,631)          (73,302,437)
                                                                     =============        =============        ==============

------------------
*Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
================================================================================

                                                                                Kelmoore Strategy(R) Liberty Fund
                                                                    -----------------------------------------------------------
                                                                    Six Months Ended
                                                                     June 30, 2006       Ten Months Ended        Year Ended
                                                                      (Unaudited)       December 31, 2005     February 28, 2005
                                                                    ----------------    -----------------     -----------------
OPERATIONS:
 Net investment loss ...........................................     $   (205,731)        $    (285,971)       $    (110,686)
 Net realized gain/(loss) on securities and options ............        3,898,309            (2,335,283)           4,468,365
 Net change in unrealized appreciation/(depreciation) on
  securities and options .......................................       (2,368,511)            2,187,996           (3,971,040)
                                                                     ------------         -------------        -------------
 Net increase/(decrease) in net assets resulting from operations        1,324,067              (433,258)             386,639
                                                                     ------------         -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Realized capital gains:
   Class C .....................................................       (1,279,093)*          (1,487,854)          (1,508,883)
   Class A .....................................................       (1,730,671)*          (2,105,056)          (1,945,149)
 Tax return of capital:
   Class C .....................................................               --              (410,016)          (1,400,851)
   Class A .....................................................               --              (580,101)          (1,805,882)
                                                                     ------------         -------------        -------------
 Total distributions to shareholders ...........................       (3,009,764)           (4,583,027)          (6,660,765)
                                                                     ------------         -------------        -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C .....................................................        2,539,979             7,630,185           18,818,961
   Class A .....................................................        2,504,347            12,870,898           27,966,665
 Reinvestment of distributions:
   Class C .....................................................          518,084               804,785            1,352,111
   Class A .....................................................          818,624             1,243,969            1,804,831
 Cost of shares redeemed:
   Class C .....................................................       (5,838,267)          (11,738,912)         (10,347,694)
   Class A .....................................................       (7,991,201)          (19,354,048)         (14,439,347)
                                                                     ------------         -------------        -------------
 Increase/(decrease) in net assets derived from capital share
  transactions (a) .............................................       (7,448,434)           (8,543,123)          25,155,527
                                                                     ------------         -------------        -------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ........................       (9,134,131)          (13,559,408)          18,881,401
                                                                     ------------         -------------        -------------
 NET ASSETS:
 Beginning of period ...........................................       56,630,459            70,189,867           51,308,466
                                                                     ------------         -------------        -------------
 End of period .................................................     $ 47,496,328         $  56,630,459        $  70,189,867
                                                                     ============         =============        =============
 (a) Transactions in capital stock were:
   Shares sold: ................................................
    Class C ....................................................           51,317               145,908            3,312,798
    Class A ....................................................           48,301               240,503            4,760,581
   Shares issued through reinvestment of distributions:
    Class C ....................................................           10,588                18,253              228,406
    Class A ....................................................           15,923                23,102              294,306
   Shares redeemed:
    Class C ....................................................         (118,179)             (230,284)          (1,811,343)
    Class A ....................................................         (154,013)             (364,142)          (2,431,929)
   Shares reduced by 1-for-10 reverse stock split:
    Class C ....................................................               --                    --           (4,814,150)
    Class A ....................................................               --                    --           (6,645,230)
                                                                     ------------         -------------        -------------
 Decrease in shares outstanding ................................         (146,063)             (166,660)          (7,106,561)
                                                                     ============         =============        =============

------------------
*Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                               JUNE 30, 2006
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.


                                           Kelmoore Strategy(R) Fund -- Class C
                                        ------------------------------------------
                                         Six Months
                                           Ended      Ten Months
                                          June 30,       Ended         Year Ended
                                            2006      December 31,    February 28,
                                        (Unaudited)      2005*            2005
                                        -----------   ------------    ------------
Net asset value, beginning of
 period ...............................  $   30.30      $   32.01       $ 38.90
                                         ---------      ---------       -------
 Income/(loss) from investment
  operations:
   Net investment income/(loss)               2.08          (0.23)         0.14
   Net realized and unrealized
    gain/(loss) on investments ........      (1.65)          1.45         (2.70)
                                         ---------      ---------       -------
    Total from investment
     operations .......................       0.43           1.22         (2.56)
                                         ---------      ---------       -------
 Less distributions from:
   Net investment income ..............         --             --         (0.13)
   Realized capital gains .............      (2.30)         (2.93)           --
   Tax return of capital ..............         --             --         (4.20)
                                         ---------      ---------       -------
    Total distributions ...............      (2.30)         (2.93)        (4.33)
                                         ---------      ---------       -------
Net asset value, end of period ........  $   28.43      $   30.30       $ 32.01
                                         =========      =========       =======
Total return ..........................       1.31%(1)       4.09%(1)     (6.82)%

Ratios/Supplemental Data
 Net assets, end of period
  (in 000s) ...........................  $  61,989      $  66,809       $89,996
 Ratio of expenses to average
  net assets:
   Before fee waivers .................       2.91%(2)       2.88%(2)      2.66%
   After fee waivers ..................       2.83%(2)       2.75%(2)      2.66%
 Ratio of net investment
  income/(loss) to average
  net assets:
   Before fee waivers .................      (1.52)%(2)     (0.95)%(2)     0.38%
   After fee waivers ..................      (1.44)%(2)     (0.82)%(2)     0.38%
 Portfolio turnover rate ..............     140.87%(1)     224.62%(1)    104.28%



                                                   Kelmoore Strategy(R) Fund -- Class C
                                         ---------------------------------------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended
                                         February 29,   February 28,   February 28,   February 28,
                                             2004           2003           2002           2001
                                         ------------   ------------   ------------   ------------
Net asset value, beginning of
 period ...............................    $ 34.30       $   48.30       $  63.30         88.00
                                           -------       ---------       --------       -------
 Income/(loss) from investment
  operations:
   Net investment income/(loss)              (0.40)          (0.70)         (0.80)        (0.70)
   Net realized and unrealized
    gain/(loss) on investments ........       9.20           (9.80)         (8.80)        (9.90)
                                           -------       ---------       --------       -------
    Total from investment
     operations .......................       8.80          (10.50)         (9.60)       (10.60)
                                           -------       ---------       --------       -------
 Less distributions from:
   Net investment income ..............         --              --             --            --
   Realized capital gains .............      (4.20)          (0.10)         (0.40)       (14.10)
   Tax return of capital ..............         --           (3.40)         (5.00)           --
                                           -------       ---------       --------       -------
    Total distributions ...............      (4.20)          (3.50)         (5.40)       (14.10)
                                           -------       ---------       --------       -------
Net asset value, end of period ........    $ 38.90       $   34.30       $  48.30         63.30
                                           =======       =========       ========       =======
Total return ..........................      26.88%         (22.04)%       (16.00)%      (14.61)%

Ratios/Supplemental Data
 Net assets, end of period
  (in 000s) ...........................    $114,552      $  85,166       $153,639       177,870
 Ratio of expenses to average
  net assets:
   Before fee waivers .................       2.75%           2.74%          2.51%         2.41%
   After fee waivers ..................       2.75%           2.74%          2.51%         2.41%
 Ratio of net investment
  income/(loss) to average
  net assets:
   Before fee waivers .................      (1.21)%         (1.74)%        (1.40)%       (0.89)%
   After fee waivers ..................      (1.21)%         (1.74)%        (1.40)%       (0.89)%
 Portfolio turnover rate ..............     153.30%         111.73%        133.04%       166.43%

------------------
* The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
(1) Not Annualized.
(2) Annualized.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                               JUNE 30, 2006
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                           Kelmoore Strategy(R) Fund -- Class A
                                         -----------------------------------------
                                         Six Months
                                           Ended       Ten Months
                                          June 30,        Ended       Year Ended
                                            2006      December 31,   February 28,
                                        (Unaudited)       2005*          2005
                                        -----------   ------------   ------------
Net asset value, beginning of
 period ...............................  $   32.54      $   33.94       $ 40.70
                                         ---------      ---------       -------
 Income/(loss) from investment
  operations:
   Net investment income/(loss)               2.18          (0.02)         0.45
   Net realized and unrealized
    gain/(loss) on investments ........      (1.60)          1.55         (2.88)
                                         ---------      ---------       -------
    Total from investment
     operations .......................       0.58           1.53         (2.43)
                                         ---------      ---------       -------
 Less distributions from:
   Net investment income ..............         --             --         (0.41)
   Realized capital gains .............      (2.30)         (2.93)           --
   Tax return of capital ..............         --             --         (3.92)
                                         ---------      ---------       -------
    Total distributions ...............      (2.30)         (2.93)        (4.33)
                                         ---------      ---------       -------
Net asset value, end of period ........  $   30.82      $   32.54       $ 33.94
                                         =========      =========       =======
Total return+ .........................       1.70%(1)       4.80%(1)     (6.16)%

Ratios/Supplemental Data
 Net assets, end of period
  (in 000s) ...........................  $  63,855      $  78,885      $102,021
 Ratio of expenses to average
  net assets:
   Before fee waivers .................       2.16%(2)       2.13%(2)      1.91%
   After fee waivers ..................       2.08%(2)       2.00%(2)      1.91%
 Ratio of net investment
  income/(loss) to average
  net assets:
   Before fee waivers .................      (0.74)%(2)     (0.20)%(2)     1.13%
   After fee waivers ..................      (0.66)%(2)     (0.07)%(2)     1.13%
 Portfolio turnover rate ..............     140.87%(1)     224.62%(1)    104.28%



                                                   Kelmoore Strategy(R) Fund -- Class A
                                         ---------------------------------------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended
                                         February 29,   February 28,   February 28,   February 28,
                                             2004           2003           2002           2001
                                         ------------   ------------   ------------   ------------
Net asset value, beginning of
 period ...............................    $ 35.50       $   49.40       $  64.10         88.40
                                           -------       ---------       --------       -------
 Income/(loss) from investment
  operations:
   Net investment income/(loss)              (0.20)          (0.40)         (0.40)        (0.10)
   Net realized and unrealized
    gain/(loss) on investments ........       9.60          (10.00)         (8.90)       (10.10)
                                           -------       ---------       --------       -------
    Total from investment
     operations .......................       9.40          (10.40)         (9.30)       (10.20)
                                           -------       ---------       --------       -------
 Less distributions from:
   Net investment income ..............         --              --             --            --
   Realized capital gains .............      (4.20)          (0.10)         (0.40)       (14.10)
   Tax return of capital ..............         --           (3.40)         (5.00)           --
                                           -------       ---------       --------       -------
    Total distributions ...............      (4.20)          (3.50)         (5.40)       (14.10)
                                           -------       ---------       --------       -------
Net asset value, end of period ........    $ 40.70       $   35.50       $  49.40         64.10
                                           =======       =========       ========       =======
Total return+ .........................      27.70%         (21.31)%       (15.31)%      (14.05)%

Ratios/Supplemental Data
 Net assets, end of period
  (in 000s) ...........................   $116,842       $  68,336       $110,452        93,728
 Ratio of expenses to average
  net assets:
   Before fee waivers .................       2.00%           1.99%          1.76%         1.66%
   After fee waivers ..................       2.00%           1.99%          1.76%         1.66%
 Ratio of net investment
  income/(loss) to average
  net assets:
   Before fee waivers .................      (0.46)%         (0.99)%        (0.65)%       (0.14)%
   After fee waivers ..................      (0.46)%         (0.99)%        (0.65)%       (0.14)%
 Portfolio turnover rate ..............     153.30%         111.73%        133.04%       166.43%

------------------
* The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
+   Total return calculation does not reflect sales load.
(1) Not Annualized.
(2) Annualized.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                               JUNE 30, 2006
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                              Kelmoore Strategy(R) Eagle Fund -- Class C
                                              -------------------------------------------
                                               Six Months
                                                  Ended       Ten Months
                                                 June 30,       Ended        Year Ended
                                                   2006      December 31,   February 28,
                                               (Unaudited)      2005**          2005
                                               -----------   ------------   ------------
Net asset value, beginning of period ........  $  12.16       $  13.53       $  17.60
                                               --------       --------       --------
 Income/(loss) from investment operations:
   Net investment loss ......................      1.02          (0.24)         (0.17)
   Net realized and unrealized gain/(loss)
    on investments ..........................     (1.67)          0.32          (0.26)
                                               --------       --------       -------
    Total from investment operations ........    (0.65)          0.08           (0.43)
                                               --------       --------       --------
 Less distributions from:
   Net investment income ....................        --             --             --
   Realized capital gains ...................    (1.18)          (1.06)         (0.09)
   Tax return of capital ....................       --           (0.39)         (3.55)
                                               --------       --------       --------
    Total distributions .....................    (1.18)          (1.45)         (3.64)
                                               --------       --------       --------
Net asset value, end of period ..............  $  10.33       $  12.16       $  13.53
                                               ========       ========       ========
Total return ................................     (6.14)%(1)      0.82%(1)      (2.08)%

Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........  $ 73,214       $ 92,341       $109,197
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      2.78%(2)       2.76%(2)       2.61%
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      2.74%(2)       2.76%(2)       2.59%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....     (2.61)%(2)     (2.20)%(2)     (1.52)%
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....     (2.56)%(2)     (2.20)%(2)     (1.50)%
 Portfolio turnover rate ....................     94.74%(1)     139.09%(1)      29.90%



                                                       Kelmoore Strategy(R) Eagle Fund -- Class C
                                              ------------------------------------------------------------
                                                Year Ended     Year Ended     Year Ended     Period Ended
                                               February 29,   February 28,   February 28,    February 28,
                                                   2004           2003           2002           2001*
                                               ------------   ------------   ------------    ------------
Net asset value, beginning of period ........    $ 15.20       $   24.30      $   35.70        $ 100.00
                                                 -------       ---------      ---------        --------
 Income/(loss) from investment operations:
   Net investment loss ......................      (0.30)          (0.50)         (0.80)          (1.00)#
   Net realized and unrealized gain/(loss)
    on investments ..........................       5.90           (5.70)         (5.60)         (46.20)
                                                 -------       ---------      ---------        --------
    Total from investment operations ........       5.60           (6.20)         (6.40)         (47.20)
                                                 -------       ---------      ---------        --------
 Less distributions from:
   Net investment income ....................         --              --             --              --
   Realized capital gains ...................      (3.20)          (0.10)         (0.20)         (17.10)
   Tax return of capital ....................         --           (2.80)         (4.80)             --
                                                 -------       ---------      ---------        --------
    Total distributions .....................      (3.20)          (2.90)         (5.00)         (17.10)
                                                 -------       ---------      ---------        --------
Net asset value, end of period ..............    $ 17.60       $   15.20      $   24.30        $  35.70
                                                 =======       =========      =========        ========
Total return ................................      40.39%         (26.12)%       (19.25)%        (55.26)%(1)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........    $75,201       $  28,414      $  20,475        $ 14,884
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       3.00%           3.12%          2.99%           4.13%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       3.00%           3.00%          2.99%           2.99%(2)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      (2.46)%         (2.71)%        (2.68)%         (3.62)%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      (2.46)%         (2.58)%        (2.68)%         (2.47)%(2)
 Portfolio turnover rate ....................     152.84%          87.97%        119.01%          83.44%(1)

------------------
*   Kelmoore Strategy Eagle Class C commenced operations on June 29, 2000.
** The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
(1) Not Annualized.
(2) Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                               JUNE 30, 2006
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                               Kelmoore Strategy(R) Eagle Fund -- Class A
                                               -------------------------------------------
                                                 Six Months
                                                   Ended        Ten Months
                                                  June 30,         Ended       Year Ended
                                                    2006       December 31,   February 28,
                                                (Unaudited)       2005**          2005
                                                -----------    ------------   ------------
Net asset value, beginning of period ........    $  13.02        $  14.27        $  18.30
                                                 --------        --------        --------
 Income/(loss) from investment operations:
   Net investment loss ......................        1.06           (0.17)          (0.08)
   Net realized and unrealized gain/(loss)
    on investments ..........................       (1.73)           0.37           (0.31)
                                                 --------        --------        --------
    Total from investment operations ........       (0.67)           0.20           (0.39)
                                                 --------        --------        --------
 Less distributions from:
   Net investment income ....................          --              --              --
   Realized capital gains ...................       (1.18)          (1.06)          (0.09)
   Tax return of capital ....................          --           (0.39)          (3.55)
                                                 --------        --------        --------
    Total distributions .....................       (1.18)          (1.45)          (3.64)
                                                 --------        --------        --------
Net asset value, end of period ..............    $  11.17        $  13.02        $  14.27
                                                 ========        ========        ========
Total return+ ...............................       (5.87)%(1)       1.67%(1)       (1.71)%

Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........    $106,044        $136,899        $163,621
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....        2.03%(2)        2.00%(2)        1.86%
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....        1.98%(2)        2.00%(2)        1.84%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       (1.85)%(2)      (1.45)%(2)      (0.77)%
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       (1.81)%(2)      (1.45)%(2)      (0.75)%
 Portfolio turnover rate ....................       94.74%(1)      139.09%(1)       29.90%



                                                       Kelmoore Strategy(R) Eagle Fund -- Class A
                                               ----------------------------------------------------------
                                                Year Ended     Year Ended     Year Ended     Period Ended
                                               February 29,   February 28,   February 28,    February 28,
                                                   2004           2003           2002           2001*
                                               ------------   ------------   ------------    ------------
Net asset value, beginning of period ........    $ 15.50        $  24.70       $  35.90       $ 100.00
                                                 -------        --------       --------       --------
 Income/(loss) from investment operations:
   Net investment loss ......................      (0.20)          (0.30)         (0.40)         (0.70)#
   Net realized and unrealized gain/(loss)
    on investments ..........................       6.20           (6.00)         (5.80)        (46.30)
                                                 -------        --------       --------       --------
    Total from investment operations ........       6.00           (6.30)         (6.20)        (47.00)
                                                 -------        --------       --------       --------
 Less distributions from:
   Net investment income ....................         --              --             --             --
   Realized capital gains ...................      (3.20)          (0.10)         (0.20)        (17.10)
   Tax return of capital ....................         --           (2.80)         (4.80)            --
                                                 -------        --------       --------       --------
    Total distributions .....................      (3.20)          (2.90)         (5.00)        (17.10)
                                                 -------        --------       --------       --------
Net asset value, end of period ..............    $ 18.30        $  15.50       $  24.70       $  35.90
                                                 =======        ========       ========       ========
Total return+ ...............................      42.38%         (26.09)%       (18.51)%       (55.04)%(1)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........    $91,612        $ 24,235       $ 22,965       $  8,411
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       2.25%           2.37%          2.24%          3.38%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       2.25%           2.25%          2.24%          2.24%(2)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      (1.71)%         (1.96)%        (1.93)%        (2.87)%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      (1.71)%         (1.83)%        (1.93)%        (1.72)%(2)
 Portfolio turnover rate ....................     152.84%          87.97%        119.01%         83.44%(1)

------------------
*   Kelmoore Strategy Eagle Class A commenced operations on June 29, 2000.
** The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
+   Total return calculation does not reflect sales load.
(1) Not Annualized.
(2) Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                               JUNE 30, 2006
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                            Kelmoore Strategy(R) Liberty Fund -- Class C
                                            --------------------------------------------
                                               Six Months
                                                 Ended       Ten Months
                                                June 30,        Ended       Year Ended
                                                  2006      December 31,   February 28,
                                              (Unaudited)      2005**          2005
                                              -----------   ------------   ------------
Net asset value, beginning of period ........  $   49.55      $   53.70       $ 60.30
                                               ---------      ---------       -------
 Income/(loss) from investment operations:
   Net investment loss ......................       2.58          (0.46)        (0.30)
   Net realized and unrealized gain/(loss)
    on investments ..........................      (1.56)         (0.04)        (0.05)
                                               ---------      ---------       -------
    Total from investment operations ........       1.02          (0.50)        (0.35)
                                               ---------      ---------       -------
 Less distributions from:
   Net investment income ....................         --             --            --
   Realized capital gains ...................      (2.90)         (2.86)        (3.20)
   Tax return of capital ....................         --          (0.79)        (3.05)
                                               ---------      ---------       -------
    Total distributions .....................      (2.90)         (3.65)        (6.25)
                                               ---------      ---------       -------
Net asset value, end of period ..............  $   47.67      $   49.55       $ 53.70
                                               =========      =========       =======
Total return ................................       2.02%(1)      (0.91)%(1)    (0.40)%

Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........  $  19,682      $  23,250       $28,745
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       3.05%(2)       3.00%(2)      3.04%
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       3.00%(2)       3.00%(2)      3.00%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      (1.27)%(2)     (0.97)%(2)    (0.65)%
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      (1.22)%(2)     (0.97)%(2)    (0.61)%
 Portfolio turnover rate ....................      58.27%(1)     104.70%(1)     98.74%

                                                      Kelmoore Strategy(R) Liberty Fund -- Class C
                                               ----------------------------------------------------------
                                                Year Ended     Year Ended     Year Ended     Period Ended
                                               February 29,   February 28,   February 28,    February 28,
                                                   2004           2003           2002           2001*
                                               ------------   ------------   ------------    ------------
Net asset value, beginning of period ........    $ 53.10       $   75.00      $   89.30      $   100.00
                                                 -------       ---------      ---------      ----------
 Income/(loss) from investment operations:
   Net investment loss ......................      (0.70)          (1.10)         (1.00)          (0.20)#
   Net realized and unrealized gain/(loss)
    on investments ..........................      13.20          (15.20)         (3.10)         (10.00)
                                                 -------       ---------      ---------      ----------
    Total from investment operations ........      12.50          (16.30)         (4.10)         (10.20)
                                                 -------       ---------      ---------      ----------
 Less distributions from:
   Net investment income ....................         --              --             --              --
   Realized capital gains ...................      (5.30)          (3.90)        (10.20)          (0.50)
   Tax return of capital ....................         --           (1.70)            --              --
                                                 -------       ---------      ---------      ----------
    Total distributions .....................      (5.30)          (5.60)        (10.20)          (0.50)
                                                 -------       ---------      ---------      ----------
Net asset value, end of period ..............    $ 60.30       $   53.10      $   75.00      $    89.30
                                                 =======       =========      =========      ==========
Total return ................................      24.21%         (22.11)%        (5.00)%        (10.21)%(1)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........    $21,832       $  11,509      $  14,753      $    2,072
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       3.11%           3.30%          4.53%          19.58%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....       3.00%           3.00%          3.00%           3.00%(2)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      (1.67)%         (2.13)%        (3.57)%        (17.88)%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ....      (1.56)%         (1.83)%        (2.04)%         (1.30)%(2)
 Portfolio turnover rate ....................     193.32%         111.37%        131.62%          50.94%(1)

------------------
* Kelmoore Strategy Liberty Class C commenced operations on December 26, 2000. ** The Funds fiscal year end changed from February 28 to December 31, effective
    December 31, 2005.
(1) Not Annualized.
(2) Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

================================================================================
KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                               JUNE 30, 2006
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                               Kelmoore Strategy(R) Liberty Fund -- Class A
                                               --------------------------------------------
                                                 Six Months
                                                   Ended       Ten Months
                                                  June 30,        Ended       Year Ended
                                                    2006      December 31,   February 28,
                                                (Unaudited)      2005**          2005
                                               ------------- -------------- --------------
Net asset value, beginning of period .........  $   51.84      $   55.67       $ 61.80
                                                ---------      ---------       -------
 Income/(loss) from investment operations:
   Net investment income/(loss) ..............       2.77          (0.11)         0.07
   Net realized and unrealized gain/(loss)
    on investments ...........................      (1.52)         (0.07)         0.05
                                                ---------      ---------       -------
    Total from investment operations .........       1.25          (0.18)         0.12
                                                ---------      ---------       -------
 Less distributions from:
   Net investment income .....................         --             --            --
   Realized capital gains ....................      (2.90)         (2.86)        (3.20)
   Tax return of capital .....................         --          (0.79)        (3.05)
                                                ---------      ---------       -------
    Total distributions ......................      (2.90)         (3.65)        (6.25)
                                                ---------      ---------       -------
Net asset value, end of period ...............  $   50.19      $   51.84       $ 55.67
                                                =========      =========       =======
Total return+ ................................       2.39%(1)      (0.28)%(1)     0.41%

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .........  $  27,814      $  33,381       $41,444
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers .....       2.30%(2)       2.25%(2)      2.29%
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers .....       2.25%(2)       2.25%(2)      2.25%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers .....      (0.52)%(2)     (0.21)%(2)     0.10%
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers .....      (0.47)%(2)     (0.21)%(2)     0.14%
 Portfolio turnover rate .....................      58.27%(1)     104.70%(1)     98.74%


                                                       Kelmoore Strategy(R) Liberty Fund -- Class A
                                                ----------------------------------------------------------
                                                 Year Ended     Year Ended     Year Ended     Period Ended
                                                February 29,   February 28,   February 28,    February 28,
                                                    2004           2003           2002           2001*
                                                ------------   ------------   ------------    ------------
Net asset value, beginning of period .........    $  53.90       $  75.60      $   89.40       $ 100.00
                                                  --------       --------      ---------       --------
 Income/(loss) from investment operations:
   Net investment income/(loss) ..............       (0.30)         (0.60)         (0.50)         (0.10)#
   Net realized and unrealized gain/(loss)
    on investments ...........................       13.50         (15.50)         (3.10)        (10.00)
                                                  --------       --------      ---------       --------
    Total from investment operations .........       13.20         (16.10)         (3.60)        (10.10)
                                                  --------       --------      ---------       --------
 Less distributions from:
   Net investment income .....................          --             --             --             --
   Realized capital gains ....................       (5.30)         (3.90)        (10.20)         (0.50)
   Tax return of capital .....................          --          (1.70)            --             --
                                                  --------       --------      ---------       --------
    Total distributions ......................       (5.30)         (5.60)        (10.20)         (0.50)
                                                  --------       --------      ---------       --------
Net asset value, end of period ...............    $  61.80       $  53.90      $   75.60       $  89.40
                                                  ========       ========      =========       ========
Total return+ ................................       25.19%        (21.65)%        (4.39)%       (10.11)%(1)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .........    $ 29,477       $ 12,546      $  12,039       $    736
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers .....        2.36%          2.55%          3.78%         18.83%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers .....        2.25%          2.25%          2.25%          2.25%(2)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers .....       (0.92)%        (1.38)%        (2.82)%       (17.13)%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers .....       (0.81)%        (1.08)%        (1.29)%        (0.55)%(2)
 Portfolio turnover rate .....................      193.32%        111.37%        131.62%         50.94%(1)

------------------
* Kelmoore Strategy Liberty Class A commenced operations on December 26, 2000. ** The Funds fiscal year end changed from February 28 to December 31, effective
    December 31, 2005.
+   Total return calculation does not reflect sales load.
(1) Not Annualized.
(2) Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2006
================================================================================

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Kelmoore Strategic Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at June 30, 2006, consisted of three non-diversified investment portfolios (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Fund ("Strategy Fund"), Kelmoore Strategy(R) Eagle Fund ("Eagle Fund") and Kelmoore Strategy(R) Liberty Fund ("Liberty Fund"). Each Fund's primary goal is to maximize realized gains from writing covered call options on common stocks using an active-management investment approach and to distribute those gains on a monthly basis. Variables such as equity market valuations, timing of shareholder investment flows, or below historical average option premiums may negate realized gains and therefore may result in distributions characterized as a return of investment principal.

The Strategy Fund's principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion and strong financial fundamentals and generally to sell or "write" related covered call options against most, if not substantially all, the shares of stock it owns. The Eagle Fund's principal strategy is to purchase the common stocks of a limited number of mid- and large-cap companies with market capitalization in excess of $1 billion and strong financial fundamentals and to generally sell or "write" related covered call options against most, if not substantially all, the shares of stock it owns. The Liberty Fund's principal strategy is to purchase the common stocks of large-cap companies with market capitalization in excess of $10 billion and strong financial fundamentals and generally to sell or "write" related covered call options against most, if not substantially all, the shares of stock it owns.

As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. Each Fund also seeks to protect or "hedge" its portfolio against a decline in the value of the stocks it owns by acquiring put options. Each Fund currently intends to invest approximately 50% of the premiums generated from covered call option writing to acquire put options, but may direct investment in more or less put options in the Funds' investment adviser's sole discretion.

The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C).

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Valuation Committee under procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities on major exchanges, it is unlikely that the Funds will be required to use the fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -
(CONTINUED)                                                        JUNE 30, 2006
================================================================================

traded principally: (1) on a U.S. exchange are valued at the mean between the closing bid and asked prices; and (2) on a foreign exchange are valued at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Board.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option will be extinguished. Any such gain or loss generally will be a short-term capital gain or loss for federal income tax purposes. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -
(CONTINUED)                                                        JUNE 30, 2006
================================================================================

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions in excess of a Fund's taxable income will be treated as a return of capital. It is expected that there will be distributions in excess of income in the Funds that will be reclassified as a return of capital at fiscal year end. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' intent is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no Federal income tax provisions have been recorded.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. ALLOCATION OF EXPENSES. Expenses that are specific to a Fund or share class are charged directly to that Fund or share class. Distribution expenses are solely borne by and charged to the respective class of shares. Expenses that are common to all funds generally are allocated among the funds in proportion to their average daily net assets.

I. NET ASSET VALUE. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day.

J. NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes", effective for fiscal years beginning after December 15, 2006. This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with the related interest and penalties. The Funds do not believe the impact of the adoption of FIN 48 will be material to the financial statements.

NOTE 2 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the six-months ended June 30, 2006 were as follows:

                                                 Purchases            Sales
                                                ------------      ------------
Strategy Fund ..............................    $190,060,326      $206,216,130
Eagle Fund .................................     202,832,583       244,789,241
Liberty Fund ...............................      30,370,097        33,341,481

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -
(CONTINUED)                                                        JUNE 30, 2006
================================================================================

Transactions in option contracts written for the six-months ended June 30, 2006 were as follows:

                                                       Strategy Fund                        Eagle Fund
                                                -----------------------------      ------------------------------
                                                Contracts          Premium          Contracts          Premium
                                                ----------      -------------      -----------      -------------
Outstanding at December 31, 2005 .........         950,000      $   1,299,983          550,000      $     980,659
Options written during period ............      11,615,100         19,414,042       13,563,100         22,254,767
Options exercised during period ..........        (788,200)        (1,259,586)      (1,071,900)        (1,669,078)
Options expired during period ............      (1,706,800)        (1,521,795)      (1,928,100)        (2,165,443)
Options closed during period .............      (8,695,000)       (16,072,179)     (10,063,100)       (18,677,227)
                                                ----------      -------------      -----------      -------------
Outstanding at June 30, 2006 .............       1,375,100      $   1,860,465        1,050,000      $     723,678
                                                ==========      =============      ===========      =============

                                                                                          Liberty Fund
                                                                                   ------------------------------
                                                                                    Contracts          Premium
                                                                                   -----------      -------------
Outstanding at December 31, 2005 .............................................               0      $           0
Options written during period ................................................       2,171,500          2,533,088
Options exercised during period ..............................................        (374,300)          (405,172)
Options expired during period ................................................        (872,200)          (829,336)
Options closed during period .................................................        (392,500)          (786,621)
                                                                                     ---------      -------------
Outstanding at June 30, 2006 .................................................         532,500      $     511,959
                                                                                     =========      =============

NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. The Adviser receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses (excluding extraordinary expenses and fees and expenses of Trustees who are deemed to not be "interested persons" of the Trust pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")) through May 1, 2007, so that the total annual fund operating expenses for this period will not exceed 2.25% for Class A and 3.00% for Class C of each Fund (the "Expense Limitation"). Each Fund will carry forward, for a period not to exceed three (3) years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the effective prospectus.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -
(CONTINUED)                                                        JUNE 30, 2006
================================================================================

For the six months ended June 30, 2006, the Adviser waived fees under the Expense Limitation and voluntarily waived fees (See Note 6) in the amounts listed below:

                                             Expense      Voluntary
Fund                                        Limitation     Waivers       Total
----                                        ----------    ---------     -------
Strategy Fund ..........................      $20,778      $32,893      $53,671
Eagle Fund .............................            -       49,863       49,863
Liberty Fund ...........................            -       12,436       12,436

During the six-month period ended June 30, 2006, the Adviser recouped $23,693 and $11,418 of waived fees or reimbursed expenses related to the Eagle and Liberty Funds, respectively.

At June 30, 2006, the balance of recoupable expenses along with year of expiration for the Strategy and Liberty Funds were as follows:

                                      2006        2008       2009       Total
                                     -------    --------    -------    --------
Strategy Fund .....................  $     0    $157,224    $40,474    $197,698
Liberty Fund ......................  $27,548      63,782      2,763      94,093

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Adviser, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the six-months ended June 30, 2006, the Strategy Fund reimbursed the Distributor $418,294 ($90,308 for Class A and $327,986 for Class C), the Eagle Fund reimbursed the Distributor $595,368 ($159,588 for Class A and $435,780 for Class C) and the Liberty Fund reimbursed the Distributor $147,851 ($38,758 for Class A and $109,093 for Class C) for distribution and servicing expenses incurred.

The Strategy, Eagle and Liberty Funds' Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. For the six-month period ended June 30, 2006, sales charges received by Kelmoore Investment Company Inc., as the Funds' distributor, were as follows:

Strategy Fund ...................................................    $142,208
Eagle Fund ......................................................     419,835
Liberty Fund ....................................................      86,382

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -
(CONTINUED)                                                        JUNE 30, 2006
================================================================================

B. BROKERAGE COMMISSIONS. The Adviser provides both investment advisory and brokerage services to the Funds. Each Fund, through the Adviser, places substantially all of its brokerage transactions, both in stocks and options, through the Adviser's brokerage trading operations. The Adviser, acting as a broker, is a member of the International Securities Exchange ("ISE"), a leading electronic trading market for options, and directly executes a substantial portion of the Funds' brokerage transactions through ISE or other market centers accessible to the Adviser, such as ECNs, third party trading platforms and alternative trading networks. The Funds pay the Adviser brokerage commissions for executing these transactions, which are separate from, and in addition to, the fees paid by the Funds to the Adviser for advisory services. As the level of stock trading or option writing increases, the level of commissions paid by each Fund to the Adviser increases.

The commissions paid to the Adviser are regularly reviewed and approved by the Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) (the "Independent Trustees") in accordance with Rule 17e-1 under the 1940 Act. Since the Adviser receives compensation based on the number of shares and option contracts traded, there is an incentive for the Adviser to effect as many transactions as possible because as the level of stock trading or options writing increases, the commissions paid by each Fund to the Adviser also increases. The amount of such commissions is substantial when compared with such charges for other funds because of the Funds' options and securities trading strategy. Nonetheless, with respect to each of the Strategy, Eagle and Liberty Funds, the number of covered call options written at any time is limited to the value of the stock positions in the Fund's portfolio, which are used to cover or secure those options. These limits may mitigate the effect of the Adviser's incentive to effect transactions for the Fund to which they apply.

The Adviser manages all aspects of each Fund's options trading strategy through monitoring of trading markets. Matthew Kelmon, in addition to serving as portfolio manager for each Fund, is primarily responsible for overseeing and implementing the brokerage services provided by the Adviser to the Funds. In addition to executing brokerage transactions for the Funds internally, the Adviser also directs, in its discretion, a portion of the Fund's brokerage transactions for execution to unaffiliated broker-dealers, generally when, in the Adviser's judgment, the market centers accessible to the Adviser lack sufficient liquidity and transparency for best execution.

The Funds will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the six-months ended June 30, 2006, the Funds have paid $157,821, $179,525 and $1,210 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Adviser. Unaffiliated brokers act as executing and clearing brokers for the Funds' transactions and are compensated by the Adviser for these services.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Adviser and the Distributor. No officer, Trustee or employee of the Adviser, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives an annual retainer of $12,000 per year ($22,000 in the case of the Chairman of the Board and $15,500 in the case of the Chairman of the Audit Committee). The annual retainer is payable in equal installments at the end of each quarter. Additionally, each Independent Trustee receives a fee of $1,500 for each meeting of the Board attended and a fee of $1,000 for each committee meeting attended that does not occur on the same day as a meeting of the Board. Each Independent Trustee receives reimbursement for certain travel and other out-of-pocket expenses related to attending such meetings. The Trust does not have any retirement, pension or other compensation plan for the Trustees.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -
(CONTINUED)                                                        JUNE 30, 2006
================================================================================

NOTE 4 -- TAX DISCLOSURE

The aggregate gross unrealized appreciation and depreciation at June 30, 2006 for the Funds is as follows:

                                               Depreciated       Appreciated      Net Unrealized
                               Cost            Securities        Securities        Depreciation
                           ------------       -------------      -----------      --------------
Strategy Fund .........    $138,796,563       $ (14,291,940)     $1,726,189       $ (12,565,751)
Eagle Fund ............     222,940,578         (44,176,954)      1,173,400         (43,003,554)
Liberty Fund ..........      51,822,962          (4,177,643)        490,513          (3,687,130)

No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of their taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006.

At December 31, 2005, the Strategy Fund had capital loss carryforwards for Federal income tax purposes as follows:


Fund                           Capital Loss Carryforward     Year of Expiration
----                           -------------------------     ------------------
Strategy ....................         $71,464,398                   2009
                                       62,519,008                   2010
                                       19,872,287                   2012

NOTE 5 -- INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds.

================================================================================
KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -
(CONTINUED)                                                        JUNE 30, 2006
================================================================================

NOTE 6 -- OTHER MATTERS

The Adviser provides brokerage services to the Funds in connection with the Funds' equities and options transactions. The Enforcement Division of the Securities and Exchange Commission ("SEC") is conducting an investigation regarding brokerage commissions historically charged by the Adviser in connection with the execution of options transactions for the Funds and related disclosures concerning these commissions. The Adviser has cooperated with the SEC Staff's investigation by voluntarily producing documents and providing testimony in response to the Staff's requests. The Adviser has been discussing the possible resolution of the matter with the SEC Staff but, as of June 30, 2006, no final resolution or agreement has been reached.

The Independent Trustees of the Funds also have cooperated with the SEC Staff's investigation by voluntarily providing documents and testimony, and have conducted their own review of the issues involved in the investigation. The Independent Trustees requested, and the Adviser agreed to reimburse the Funds, the amount of $1,737,672 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $803,080, $852,330 and $82,262, respectively) plus interest of $155,190 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $71,722, $76,121, and $7,347, respectively), representing the cost savings realized by the Adviser from the decrease in execution costs that were a component of the brokerage commissions paid to the Adviser by the Funds during the period July 1, 2003 through December 31, 2004 ("Voluntary Waiver"). The options commission rate charged by the Adviser to the Funds was substantially reduced effective January 1, 2005, and was further reduced in November 2005. The Adviser made a lump sum payment to the Funds of $1,481,200 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $684,550, $726,530, and $70,120, respectively) on February 24, 2006, with the balance of $411,662 (attributable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $190,252, $201,921, and $19,489, respectively) plus interest to be reimbursed to the Funds over time by temporarily waiving a portion of the Adviser's investment advisory fee charged to the Funds in the amount of 10 basis points (0.10%) starting with April accruals that are due May 1, 2006. As of June 30, 2006, the balance due was $316,470 (attributable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $157,359, $152,058 and $7,053, respectively).

================================================================================

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION (UNAUDITED)                            JUNE 30, 2006
================================================================================

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, 2006, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or by going to the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES

The Funds' Statement of Additional Information includes additional information about the Trust's Trustees and is available at no charge, upon request by calling 1-877-535-6667.

                           KELMOORE STRATEGIC TRUST
               DISCLOSURE REGARDING ADVISORY AGREEMENT APPROVALS
                  FOR SEMI-ANNUAL PERIOD ENDED JUNE 30, 2006


BOARD CONSIDERATION OF ADVISORY AGREEMENT (UNAUDITED)

The Board of Trustees (the "Board") of the Trust oversees the management of each series of the Trust and, as required by law, determines whether to initially approve or approve the renewal of any investment advisory agreement for management of the Funds. The Trust and the Adviser are parties to an Investment Advisory Agreement ("Strategy Fund Agreement") on behalf of the Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund and Kelmoore Strategy(R) Liberty Fund (collectively, the "Strategy Funds"), pursuant to which the Adviser is responsible for managing the investments of the Strategy Funds. The Strategy Fund Agreement was initially approved by the Board, including a separate vote of the Independent Trustees, on March 22, 1999. The Board approved the Strategy Fund Agreement for Kelmoore Strategy(R) Eagle Fund and Kelmoore Strategy(R) Liberty Fund on May 8, 2000 and August 14, 2000, respectively. At a meeting of the Board of Trustees held on February 7, 2006, the Trustees, by a unanimous vote, including a separate vote of the Independent Trustees, approved the renewal of the Strategy Fund Agreement for an additional one-year term.

Also at the February 7, 2006 meeting, the Board considered an Investment Advisory Agreement (the "Capitol Fund Agreement," collectively with the Strategy Fund Agreement, the "Agreements") between the Adviser and the Trust on behalf of a new series of the Trust, the Kelmoore Strategy(R) Capitol Fund (the "Capitol Fund" and collectively with the Strategy Funds, the "Funds"). The Board, by a unanimous vote, including a separate vote of the Independent Trustees, approved the Capitol Fund Agreement for an initial term of two years.

Each Agreement continues in effect from year to year after its initial term if such continuance is approved annually by the Board or by a vote of a majority of the outstanding shares of the respective Fund, and, in either case, by the vote of a majority of the Trustees, including a separate vote of the Independent Trustees.

INFORMATION REVIEWED

During the course of the year, the Board received a wide variety of materials relating to the services provided by the Adviser and the performance of the Strategy Funds. In addition, in advance of the February 7, 2006 meeting, the Board, including each of the Independent Trustees, requested, received and reviewed materials relating to the Agreements. The Adviser provided materials to the Board for its evaluation based on a request of the Board, and the Trustees were advised by independent legal counsel with respect to these and other relevant matters. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis in connection with Board and committee meetings.

Each of the Trustees received copies of the Agreements and a memorandum from the legal counsel to the Independent Trustees discussing the factors generally regarded as appropriate to consider in evaluating advisory arrangements. The Independent Trustees met with the legal counsel and the Adviser on February 7, 2006 to discuss whether to approve/renew the Agreements.

The Board reviewed reports (the "Lipper Reports") prepared by Lipper, Inc. ("Lipper"). The Lipper Reports included expense summaries and recent and long term performance summaries for each of the Strategy Funds and a proposed expense summary for the Capitol Fund. The Lipper Reports also included information regarding advisory fee rates, expense ratios, and transfer agency, custodial and distribution expenses, and performance comparisons to an index or indices and to certain other mutual funds managed by other advisers. The Board also reviewed reports (the "S&P Reports") prepared by Standard & Poor's, which included information regarding the recent and long term performance summaries for each class of the Strategy Funds in comparison to an index or indices, the Strategy Funds' fees and expenses and their overall rankings by Standard & Poor's.

The Board also considered the Strategy Funds' brokerage commissions, including payments made to the Adviser as broker. Other aspects of the Adviser's services to the Trust were also considered, including compliance and supervision of third-party service providers (e.g., custodian, administrator, transfer agent and fund accountant), shareholder servicing, accounting and administrative services, information furnished to investors and shareholders (including the Funds' prospectus, Statement of Additional Information, shareholder reports and quarterly reports), and services of a chief compliance officer provided by the Adviser to the Funds. The Board also reviewed information concerning the Adviser's profitability, financial results and condition, including advisory fee revenue and separate account advisory fee schedules.

In considering the Agreements and evaluating the fairness of the compensation paid by the Funds, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. Discussed below are certain factors considered by the Board, and the conclusions the Board reached in approving the Agreements. This discussion is not intended to be all-inclusive. The approval determination was made on the basis of each Trustee's business judgment after consideration of all the information taken as a whole. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

NATURE, QUALITY, AND EXTENT OF SERVICES PROVIDED

The Board considered the benefits to shareholders of retaining the Adviser as the investment adviser to the Funds, particularly in light of the nature, extent, and quality of services provided by the Adviser, including: the Adviser's history in the management of the Strategy Funds; the ability of the Adviser to provide an appropriate level of support and resources to the Funds and whether the Adviser has qualified personnel to enable it to perform its functions under the Agreements; the background and experience of the Adviser's senior management; the breadth of the Adviser's compliance program; the Adviser's performance in the areas of compliance, administration and shareholder communication and services, supervision of operations of the Strategy Funds and general oversight of other service providers. The Board considered the recent SEC Staff examination of the Funds and the Adviser and the results of that examination (as discussed in greater detail in note 6 to the financial statements contained in this report). The Board acknowledged that the services provided by the Adviser are extensive in nature and that the amount of attention expected to be given to the Funds by the Adviser is substantial. The Board considered the amount of time the Adviser's portfolio management personnel devote to the Funds. The Board concluded that it was satisfied with the nature, extent and quality of investment management and other services expected to be provided to the Funds by the Adviser.

PERFORMANCE OF THE FUND AND THE ADVISER

The Board reviewed the Lipper Reports and S&P Reports, which contained performance information, including recent, medium and long-term performance, for the Strategy Funds and other funds with similar investment objectives or funds that utilize, to some degree, a strategy of selling covered call options on their portfolio. The Board also considered the rankings of the Funds presented in the Lipper Reports. The Board considered information about the Strategy Funds' historical performance, including the Adviser's explanation that although the performance of the Strategy Funds has been below that of the funds and indices presented in the Lipper Reports and S&P Reports and in the indices contained in the Strategy Funds' prospectus for certain periods, the Adviser employs a specialized strategy that does not lend itself to comparison with other funds or indices. The Board noted that, based on the presentation of the Adviser, there are very few registered funds that use an investment strategy that is similar to the strategy employed by the Adviser in managing the Strategy Funds, and therefore there is no true broad-based "peer" group against which to compare the Strategy Funds' performance. The Board considered the importance of the Funds being managed consistent with their stated investment strategies, as opposed to in relation to general peer groupings. Based on their evaluation of this information, the Board concluded that the Adviser continues to manage the Strategy Funds consistent with their stated investment strategies.

COSTS, PROFITABILITY OF THE ADVISER AND ANCILLARY BENEFITS

The Board considered the cost of services to be provided and profits to be realized by the Adviser from its relationship with the Trust, including the overall financial soundness of the Adviser, and any ancillary benefits to be received by the Adviser.

MANAGEMENT FEES. The Board reviewed the management fee rates and information regarding the expense levels of the Strategy Funds and the proposed management fee rate and estimated expense levels of the Capitol Fund. The Board compared the Funds' management fee rates and expense ratios to other funds in the Lipper Reports, and considered the rankings given the Funds in the Lipper Reports with respect to advisory fee and expense ratios. The Board also considered information in the Lipper Reports and in materials prepared by the Adviser regarding the advisory fees charged by other investment advisers for other registered investment companies. The Board noted that, based on the presentation of the Adviser, there are very few registered funds that use an investment strategy similar to the strategy employed by the Adviser in managing the Funds, and that therefore there is no true broad-based "peer" group against which to compare the Funds' expenses. The Board noted that the advisory fee rates and overall expenses of each of the Funds were higher than the average expenses of the funds presented in the Lipper Reports. The Board considered information presented by the Adviser, most notably that the strategies employed by other funds presented in the Lipper Reports are substantially different than that employed by the Funds and, therefore, advisory fees in many cases were lower than the Adviser's advisory fees. The Board noted that the advisory fees for the Strategy Funds have been the same since inception and that the Adviser has not recommended an increase in fees. The Board also considered the fact that the Adviser has historically provided substantial subsidies to the Strategy Funds in the form of expense waivers and reimbursements during certain periods of the Funds' operations, and expects initially to subsidize the Capitol Fund. The Board considered the fee structure applied to the Funds as compared to the fee structure in place for the Adviser's separately managed accounts, but noted that the Adviser has indicated that those accounts have strategies and techniques that in general differ from those employed by the Funds.

PROFITABILITY AND COSTS OF SERVICES TO THE ADVISER AND ANCILLARY BENEFITS. The Board reviewed reports of the Adviser's financial position, overall profitability and estimated overall value, and they considered the Adviser's profitability relative to the services provided. The Board reviewed profitability information provided by the Adviser, which included information about the fee waivers and reimbursements provided by the Adviser to the Funds and an analysis of the revenues the Adviser receives for each Fund from all sources in relation to the total revenues for the Adviser. The Board also reviewed the Adviser's financial statements and considered a profitability report from the Advisor which indicated that the Advisor had operated at a loss for its most recently completed fiscal period. The Board also noted that the magnitude of costs and risks borne by the Adviser in rendering advisory services to the Funds (including risks in the compliance, securities valuation and investment management processes) are increasing.

The Board also considered ancillary benefits to be received by the Adviser and its affiliates as a result of the Adviser's relationship with the Trust. The Board noted that the potential benefits to be derived by the Adviser included brokerage commissions received by the Adviser (in its capacity as broker), as well as intangible benefits resulting from the Adviser's association with the Fund and an increase in assets under management, such as reputational benefits and potential access to additional research resources. The Board noted that the Adviser does not pay for reports, research and other services obtainable from brokers and their affiliates through brokerage commissions paid to such brokers (commonly known as "soft dollar" arrangements). The Board considered the Funds' historical and current practice of utilizing the Adviser's services as broker in connection with substantially all of the Funds' options and equity transactions. The Board discussed the brokerage commissions on options and equity transactions that the Adviser (in its capacity as broker) earns as the primary broker for the Funds. The Board noted that the Adviser must select brokers, including itself, based on the Funds' requirements for seeking best execution. The Board also considered recent significant reductions in the options commission rates charged by the Adviser to the Funds and the methods used by the Adviser in effecting options transactions on behalf of the Funds, noting that these actions have resulted in substantial cost reductions for the Funds and are expected to result in greater operational efficiencies. The Board concluded that any other ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Trust during the most recently completed fiscal period of the Funds were consistent with the types of benefits generally derived by investment advisers to mutual funds. The Board concluded that the fees charged to the Funds by the Adviser, and the profitability of the Adviser's relationship with the Funds, including ancillary benefits, were fair and reasonable.

ECONOMIES OF SCALE

The Board considered the potential of the Adviser and the Funds to experience economies of scale as the Funds grow in size and whether the management fee rates for the Funds are reasonable in relation to each Fund's assets and any economies of scale that may exist. The Board noted that the Agreements for the Funds do not reflect breakpoints in the advisory fees as the assets grow. The Board noted, however, that the relatively small asset levels of the Strategy Funds prevents the Adviser or the Strategy Funds from realizing significant economies of scale at the present time and may contribute to the relatively higher expenses of the Strategy Funds relative to the other funds presented in the Lipper Reports. The Board also recognized that the Adviser has historically subsidized the Strategy Funds and also would subsidize the new Capitol Fund, and has voluntarily provided expense limitation undertakings to the Funds. The Board concluded that in consideration of the size and operating history of the Strategy Funds and the fee and financial information considered by the Board for each of the Funds, the current fee structures reflected in the Agreements are appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the Funds had achieved economies of scale, and the appropriateness of management and other fees payable to the Adviser, in the future.

CONCLUSIONS

Based on their evaluation of all material factors and assisted by the advice of legal counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that: (i) the compensation payable under the Advisory Agreement bears a reasonable relationship to the services to be rendered and is fair and reasonable; (ii) the Strategy Fund Agreement is in the best interests of the Trust and its shareholders and should be renewed for a one year period; and (iii) the Capitol Fund Agreement is in the best interests of the Trust and its shareholders and should be approved for an initial period of two years.

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                                       35

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                                       36

================================================================================
       FOR MORE INFORMATION
================================================================================

       ADMINISTRATOR, TRANSFER AGENT       COUNSEL
       AND FUND ACCOUNTING AGENT           Dechert LLP
       PFPC Inc.                           4675 MacArthur Court, Suite 1400
       760 Moore Road                      Newport Beach, CA 92660-8842
       King of Prussia, PA 19406
       (877)KELMOORE (535-6667)            INDEPENDENT REGISTERED PUBLIC
                                           ACCOUNTING FIRM
       CUSTODIAN                           PricewaterhouseCoopers LLP
       PFPC Trust Company                  3 Embarcadero Center
       The Eastwick Center                 San Francisco, CA 94111
       8800 Tinicum Boulevard
       Philadelphia, PA 19153


       ------------------------------------------------------------------------
       KELMOORE STRATEGIC TRUST
       2465 E. Bayshore Road
       Suite 300
       Palo Alto, CA 94303














                       FOR ADDITIONAL INFORMATION ABOUT
                        THE KELMOORE STRATEGY(R) FUNDS
                               CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees, since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable.

(a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
         Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kelmoore Strategic Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Matthew Kelmon
                         -------------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     8/21/06
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew Kelmon
                         -------------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     8/21/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Shawn K. Young
                         -------------------------------------------------------
                           Shawn K.Young, Treasurer
                           (principal financial officer)

Date     8/21/06
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.